Subsequent Events - Additional Information (Detail) ¥ in Thousands, $ in Thousands										1 Months Ended
	Jan. 09, 2026 USD ($)	Oct. 31, 2025 CNY (¥)	Jul. 31, 2025 CNY (¥)	Jul. 21, 2025 CNY (¥)	Jul. 11, 2025 CNY (¥)	Jul. 04, 2025 CNY (¥)	Mar. 17, 2025 CNY (¥)	Mar. 15, 2025 USD ($)	Mar. 15, 2025 CNY (¥)	Oct. 31, 2025 CNY (¥)	Dec. 23, 2025 USD ($)	Aug. 31, 2025 CNY (¥)	Jan. 03, 2025 USD ($)	Jan. 03, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Subsequent Event [Line Items]
Debt repayments within one year | $															$ 0	$ 0	$ 0	$ 5,224
Wuxi Zastron Precision Flex Co Ltd [Member]
Subsequent Event [Line Items]
Assets at carrying value | $															$ 9,090
Subsequent Event
Subsequent Event [Line Items]
Debt instrument, maturity date, description							The new loan has a maturity of ten years from the closing date and, when fully drawn in accordance with the drawdown schedule
Proceeds from Construction Loans Payable		¥ 475,000					¥ 700,000
Percentage of loan prime rate		4.70%
Amount of freezing residential units												¥ 160
Payment of property management fee		¥ 1,090
Payment of parking units		2,200
Debt Instrument Outstanding Principal Balance | $											$ 15,750
Debt Instrument Outstanding Accrued Interest | $											47
Late Payment Interest		¥ 3,430								¥ 3,430
Debt Instrument, Periodic Payment, Principal | $	$ 3,000
Debt Instrument, Periodic Payment, Interest | $	950
Expenses On Payment Of Debt Instrument | $	$ 950
Subsequent Event | Shenzhen Rural Commercial Bank [Member]
Subsequent Event [Line Items]
Line of credit, maximum borrowing capacity													$ 15,500	¥ 110,000
Line of credit facility													4.40%	4.40%
Subsequent Event | Wuxi Zastron Precision Flex Co Ltd [Member]
Subsequent Event [Line Items]
Proceeds of property, plant and equipment								$ 31,000	¥ 224,800
Percentage Of Remaining Purchase Price Paid By Buyer On Property								50.00%	50.00%
Percentage Of Purchase Price Paid By Buyer On Property								50.00%	50.00%
Subsequent Event | Bank of Guangzhou [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate							6.00%
Proceeds from Construction Loans Payable							¥ 450,000
Debt instrument, maturity date							Mar. 01, 2026
Prepayment penalty							¥ 13,700
Subsequent Event | CITIC Bank Corporation Limited [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate						4.30%
Debt Instrument, Face Amount						¥ 600,000
Proceeds from Bank Debt			¥ 200,000		¥ 400,000
Debt repayments within one year						12,000
Debt repayments within three years						¥ 54,000
Debt instrument, maturity date						Jul. 04, 2040
Subsequent Event | Bank Of China [Member]
Subsequent Event [Line Items]
Proceeds from Bank Debt				¥ 195,000
Debt repayments within one year				73,000
Debt repayments within three years				¥ 225,000
Debt instrument, maturity date				Nov. 07, 2028
Debt instrument outstanding balance				¥ 405,000
Promissory Note [Member] | Subsequent Event
Subsequent Event [Line Items]
Debt Instrument, Annual Principal Payment | $											$ 12,000